Reporting on Financial Instruments	12 Months Ended
Dec. 31, 2017
Reporting On Financial Instruments
Reporting on Financial Instruments

15. Reporting on financial instruments

During the course of its operating activities, the Group is exposed to market price and credit risk, as well as liquidity risk, which could have an effect on its financial position and performance.

Market price risk: Interest-rate risk is deemed minor as existing interest-rate modalities for the Biofrontera Group’s relevant financing facilities can generally be adapted to market conditions short- to medium-term. The performance component represents one exception, although this is mitigated by a limit to 4% of the market price risk. No cash flow risk exists in relation to fixed interest warrant bonds. Due to the fixing of interest, no disadvantageous changes can occur to the interest payments. As the liabilities are not recognised at fair value but instead at amortised cost, there is also no fair value risk. The Biofrontera Group was exposed to foreign currency risks on the balance sheet date, especially through the intragroup loan to the subsidiary Biofrontera Inc.

Foreign currency risk: The Biofrontera Group was exposed to foreign currency risks on the balance sheet date, especially through the intragroup loan to the subsidiary Biofrontera Inc. Trade payables denominated in foreign currency are of minor importance. The trade receivables are generated from business expansion in the U.S. in a greater scope than in the past and are regularly checked for potential default risk. The company does not conclude any special hedging transactions. Currency exchange rate fluctuations are recognised in profit or loss.

The monitoring and management of liquidity is based on short-term and long-term corporate planning. Liquidity risks are identified at an early stage, using simulations of various scenarios. Current liquidity is reported and monitored on a daily basis.

As of 31 December 2017, Biofrontera held no financial positions that were exposed to interest rate risks.

We measured the USD 15 million intercompany loan existing as of 31 December 2017 at the reporting date rate of 1.20 USD/EUR. If these loans remain at the same level over the entire 2018 financial year, a 5% change in the exchange rate would lead to a EUR 0.6 million change in the result in the “other expenses and income” item in the income statement.

Credit risk: A credit risk arises for the Group if transaction partners cannot meet their obligations within the normal payment deadlines. On the balance sheet, the maximum non-payment risk is represented by the carrying amount of the relevant financial asset. The situation regarding receivables is monitored so that any possible non-payment risks can be identified at an early stage and appropriate steps taken. In the 2017 financial year, no individual value adjustments were made for other financial assets (2016: EUR 0; 2015: EUR 0); in addition, no individual value adjustments were applied to trade receivables in the 2017 financial year (2016: EUR 0; 2015: EUR 0).

Based on the input factors used at the valuation methods fair values are divided into different steps of the fair value hierarchy:

Level 1: Fair value valuations using prices listed on active markets (not adjusted) for identical assets or liabilities.

Level 2: Fair value valuations using inputs for the asset or liability that are either directly observable (as prices) or indirectly observable (derived from prices), but which do not constitute listed prices pursuant to Level 1.

Level 3: Fair value valuations using inputs for the asset or liability that are not based on observable market data (unobservable input data).

Biofrontera has financial instruments at levels 1, 2 and 3. No reclassifications between the individual fair value hierarchy levels were implemented in the 2017 financial year. In the case of the financial liabilities, the non-current and current financial liabilities belong to Level 1 (EUR 11.9 million; 31 December 2016: EUR 3.7 million) and Level 2 (EUR 80 thousand; 31 December 2016: EUR 0.2 million) and Level 3 (performance component of the EIB loan) (EUR 0.6 million; 31 December 2016: EUR 0).

Biofrontera reports under other operating expenses value adjustments to trade receivables and miscellaneous financial obligations allocable to the “loans and receivables” category. The losses from the currency translation derived mainly from the USD/EUR translation of the intercompany USD loan extended by Biofrontera AG to Group company Biofrontera Inc. This loan is eliminated as part of consolidation and is consequently not presented in the following tables. The net gains and losses generally include specific value adjustments and currency conversion effects.

The financial assets and liabilities can be subdivided into measurement categories with the following carrying amounts, and net gains and losses:

		Carrying amounts
Financial assets on 31.12.2017 (in EUR thousands)	Fair value	Loans and receivables	Financial instruments measured at fair value through profit or loss	Financial assets available-for-sale	TOTAL CARRYING AMOUNTS	Net gains (+) or losses (-)
Financial assets	-	-	-	-	-	-
Liquid assets	11,083	11,083	-	-	11,083	-
Trade accounts receivable	1,561	1,561	-	-	1,561	(1)
Miscellaneous current financial receivables and assets	571	571	-	-	571	(13)
TOTAL	13,215	13,215	-	-	13,215	(14)

		Carrying amounts
Financial liabilities on 31.12.2017 (in EUR thousands)	Fair value	Other liabilities	Financial instruments measured at fair value through profit or loss			TOTAL CARRYING AMOUNTS	Net gains (+) or losses (-)
Financial liabilities	171	171	-	-	-	171	-
Current trade accounts payable	1,084	1,084	-	-	-	1,084	(48)
Other financial Liabilities, current	20	20	-	-	-	20	-
Other Financial liabilities, non-current	12,356	11,804	552	-	-	12,356	32
TOTAL	13,631	13,079	552	-	-	13,631	(16)

		Carrying amounts
Financial assets on 31.12.2016 (in EUR thousands)	Fair value	Loans and receivables	Financial instruments measured at fair value through profit or loss	Financial assets available-for-sale	TOTAL CARRYING AMOUNTS	Net gains (+) or losses (-)
Financial assets	-	-	-	-	-	-
Liquid assets	15,126	15,126	-	-	15,126	79
Trade accounts receivable	1,624	1,624	-	-	1,624	0
Miscellaneous current financial receivables and assets	670	670	-	-	670	0
TOTAL	17,420	17,420	-	-	17,420	79

		Carrying amounts
Financial liabilities on 31.12.2016 (in EUR thousands)	Fair value	Other liabilities	Financial instruments measured at fair value through profit or loss			TOTAL CARRYING AMOUNTS	Net gains (+) or losses (-)
Financial liabilities, current	274	274	-	-	-	274	-
Trade accounts payable	2,093	2,093	-	-	-	2,093	(72)
Other financial Liabilities, current	59	58	-	-	-	58	-
Other Financial liabilities, non-current	3,660	3,597	-	-	-	3,597	-
TOTAL	6,086	6,022	-	-	-	6,022	(72)

Liquidity risk: The refinancing of the Biofrontera Group companies is generally performed centrally by Biofrontera AG. A risk exists in this regard that the liquidity reserves may be insufficient to fulfil the financial obligations on the due date. In order to cover the liquidity requirements at 31 December 2017, cash and cash equivalents totalling EUR 11.1 million (31 December 2016: EUR 15.1 million) are available. See the relevant balance sheet notes on undiscounted payments from financial debt due in the next years.